Mineral Rights and Properties (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Oct. 31, 2021	Mar. 31, 2023
Disclosure Of Mineral Rights And Properties Explanatory Abstract
Impairment charge		$ 20.2
Mineral property interest		$ 13.1
Related party transaction	the Company, through a 100% owned subsidiary of Henan Found, won an online open auction to acquire a 100% interest in the Kuanping silver-lead-zinc-gold project (the “Kuanping Project”). The transaction was successfully completed in November 2021 for a total consideration of $13.1 million, comprised of approximately $11.4 million in cash (RMB ¥73.5 million) plus the assumption of approximately $2.0 million (RMB ¥13.3 million) of debt, and net of $0.3 million cash received. The acquisition was through the acquisition of a 100% interest in the shares of Shanxian Xinbaoyuan Mining Co. Ltd. (“Xinbaoyuan”), an affiliate of a Henan Provincial government-controlled company located in Sanmenxia City, Henan Province. The material asset held by Xinbaoyuan is the Kuanping Project.